Income Tax Expenses (Tables)	12 Months Ended
Mar. 31, 2026
Income Tax Expenses [Abstract]
Schedule of Income Tax Expenses
	March 31, 2024	March 31, 2025	March 31, 2026
	USD’000	USD’000	USD’000

Current tax expense based on profit for the financial year	705	800	278

Schedule of Reconciliation of Tax Expense

The numerical reconciliations between the tax expense and the product of accounting profit multiplied by the applicable tax rates of the Company are as follows:

	March 31, 2024	March 31, 2025	March 31, 2026
	USD’000	USD’000	USD’000

Profit before income taxes	3,989	3,619	263
Tax at statutory tax rate	671	733	43
Tax effects in respect of :
- Non-deductible expenses	34	67	235
	705	800	278